Consolidated Balance Sheets (Parenthetical) - $ / shares	Jan. 31, 2024	Jan. 31, 2023
Statement of Financial Position [Abstract]
Common Stock, No Par Value	$ 0	$ 0
Common Stock, Shares, Issued	120,047,814	120,047,814
Common Stock, Shares, Outstanding	120,047,814	120,047,814